GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Optibase Ltd. (the "Company") was incorporated and commenced operations in 1990.

The company through its subsidiaries operate in fixed-income real-estate. The company is engaged with purchasing and operating of real estate properties intended for leasing and resale primarily for the purpose of commercial, industrial, office space use as well as for residential purposes.

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010 (see Note 1d below), the Company and its U.S subsidiary, Optibase Inc., provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets. (Collectively, the "Video Activity"). Following the sale of the Video Activity, the Company's only operation is the fixed-income real-estate.

As of December 31, 2019, the Company manages its activity through four active subsidiaries: Optibase Inc. in the United States which was incorporated in 1991 ("Optibase Inc."), Optibase Real Estate Europe SARL ("Optibase SARL") in Luxembourg which was incorporated in October 2009, Optibase RES SARL in Luxembourg which was incorporated in June, 2018 and OPCTN SA, a Luxembourg company owned 51% by the Company which was incorporated in February 2011 ("Subsidiaries"), (collectively, the "Group").

b.	Investments in associates:

1.	Retail portfolio in Bavaria, Germany:

On December 18, 2014 the Company through Optibase Bavaria GmbH & Co. KG ("Optibase Bavaria"), entered into a Purchase Agreement with an unrelated third party to acquire a retail portfolio of twenty-seven Commercial properties in, Germany (the "Retail Portfolio in Germany").

The Retail Portfolio in Germany represents a homogenous retail portfolio in established retail locations, it has approximately 37,000 square meters of total rental space.

The largest tenant in the Retail Portfolio in Germany is EDEKA, which currently leases 19 of the rental properties in the portfolio. In addition to the hypermarkets and supermarkets, smaller shops (such as bakeries and post offices) operate on several locations as subtenants of EDEKA.

On June 2, 2015 the first stage of the transaction closing occurred and the Company acquired twenty-five (25) supermarkets in consideration of a purchase price of € 24,000,000 (approximately $ 26,249 as of the purchase date). On July 8, 2015 the Company acquired the two (2) remaining supermarkets for an additional purchase price of € 4,750,000 (approximately $ 5,224 as of the purchase date).

In addition to the purchase price, the Company incurred acquisition costs, including real estate transfer taxes of € 2,075,000 (approximately $ 2,352 during 2015) and presented in the consolidated statements of operations as other operating costs.

The portfolio purchase price has been allocated to real estate properties and other assets, net, in accordance with the Company's accounting policies for business combinations.

The total purchase price was allocated as follows:

Real estate property	$31,399
Other assets, net	74

Total purchase price	$31,473

For details regarding the portfolio definitive sale agreement , see Note 19b.

2.        300 South Riverside Plaza, Chicago:

On December 29, 2015, the company through its subsidiary, Optibase Inc., completed an investment in 300 River Holdings, LLC, (the "Joint Venture Company") which beneficially owns the rights to a 23-story Class A office building located at 300 South Riverside Plaza in Chicago under a 99 year ground lease expiring in 2114. The company invested $ 12,900 in exchange for a thirty percent (30%) interest in the Joint Venture Company. In addition to the Purchase Price, the Company incurred acquisition costs of approximately $ 242. On June 17, 2016, and in accordance with the Company's initial investment agreement, the Company had invested an additional amount of $ 3,000 which accrued interest of 12% per annum, and was distributed back to the Company on November 21, 2017.

c.
The Company has two major tenants: 18% and 16% of the Company revenues in each of the years ended December 31, 2019, 2018 and 2017. No other tenants accounted for more than 10% of the Company revenues.

For details regarding a dispute with major tenant to which OPCTN's subsidiary, Eldista Gmbh (“Eldista”), see Note 12d(4).

d.        Sale of the Video Activity (discontinued operations):

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010, the Company and its U.S subsidiary, Optibase Inc., provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets (collectively, the "Video Activity").

On March 16, 2010, the Company and its subsidiary, Optibase Inc., entered into an asset purchase agreement (the "Agreement") with Optibase Technologies Ltd. and Stradis Inc., wholly owned subsidiaries of S.A. Vitec (also known as Vitec Multimedia) (S.A. Vitec, Optibase Technologies Ltd. and Stradis Inc., collectively, "Vitec"). According to the Agreement, the Company sold to Vitec all of the assets and liabilities related to the Company's Video Solutions Business (the "Video Activity"). The closing of the transaction occurred on July 1, 2010.

The liabilities of the Video activity for the years ended December 31, 2019 and 2018, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	Year ended December 31,
	2019	2018
Liabilities:

Total liabilities attributed to discontinued operations	$2,061	$2,061